Common Stock Reserved for Issuance (Tables) (Common Stock [Member])	12 Months Ended
Jul. 31, 2012
Common Stock [Member]
Class of Stock [Line Items]
Schedule of Common Stock, Shares Reserved for Future Issuance
We had reserved shares of common stock, on an as-converted basis, for future issuance as follows:

	As of July 31,
	2011	2012
Conversion of outstanding Series A convertible preferred stock	4,368	—
Conversion of outstanding Series B convertible preferred stock	8,109	—
Conversion of outstanding Series C convertible preferred stock	8,696,095	—
Conversion of outstanding Series D convertible preferred stock	5,444,241	—
Conversion of outstanding Series E convertible preferred stock	8,443,888	—
Conversion of outstanding Series F-1 convertible preferred stock	935,383	—
Conversion of outstanding Series F-2 convertible preferred stock	2,233,132	—
Conversion of outstanding Series F-3 convertible preferred stock	1,076,147	—
Outstanding convertible preferred stock warrants	56,505	—
Outstanding stock options	9,566,792	11,847,046
Shares reserved for future grants	193,268	4,640,628
Shares reserved for employee stock purchase plan	—	1,500,000
Outstanding restricted stock units	—	35,550
Outstanding common stock warrants	336,488	22,831
	36,994,416	18,046,055